Intangible assets, net (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets		$ 371,280	$ 414,959
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period	3 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period	7 years